Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Preferred Stock Convertible Series A	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022			$ 430	$ 1,107,537	$ (6,243,448)	$ (5,135,481)
Balance (in Shares) at Dec. 31, 2022		388	4,300,000
Issuance of common stock in connection with business acquisition				400,000		400,000
Issuance of common stock in connection with business acquisition (in Shares)		163
Issuance of warrants to CEO				2,701		2,701
Issuance of convertible series A preferred stock in exchange for bridge note	$ 44			4,440,644		4,440,688
Issuance of convertible series A preferred stock in exchange for bridge note (in Shares)	442,459
Issuance of class A common stock in connection with initial public offering, net of issuance costs				5,439,571		5,439,571
Issuance of class A common stock in connection with initial public offering, net of issuance costs (in Shares)		640
Conversion of convertible debentures into class A common stock				4,414,317		4,414,317
Conversion of convertible debentures into class A common stock (in Shares)		598
Conversion of class B common stock into class A common stock			$ (41)	41
Conversion of class B common stock into class A common stock (in Shares)		163	(408,500)
Issuance of class A common stock for services				397,892		397,892
Issuance of class A common stock for services (in Shares)		72
Beneficial conversion feature on convertible debentures				1,569,395		1,569,395
Beneficial conversion feature on convertible series A preferred stock				2,567,866		2,567,866
Conversion of convertible series A preferred stock into class A common stock	$ (6)			6
Conversion of convertible series A preferred stock into class A common stock (in Shares)	(56,711)	792
Convertible series A preferred stock cumulative dividends				(92,322)		(92,322)
Convertible series A preferred stock dividend	$ 2			178,921	(178,923)
Convertible series A preferred stock dividend (in Shares)	17,892
Net Loss					(14,792,886)	(14,792,886)
Balance at Dec. 31, 2023	$ 40		$ 389	20,426,569	(21,215,257)	(788,259)
Balance (in Shares) at Dec. 31, 2023	403,640	2,817	3,891,500
Issuance of class A common stock and pre-funded warrants, net of issuance costs				3,375,458		3,375,458
Issuance of class A common stock and pre-funded warrants, net of issuance costs (in Shares)		1,144
Exercise of pre-funded warrants		$ 2		(2)
Exercise of pre-funded warrants (in Shares)		17,680
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares				600,000		600,000
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares (in Shares)		486
Issuance of convertible series A preferred stock	$ 2			199,998		200,000
Issuance of convertible series A preferred stock (in Shares)	20,000
Issuance of class A common stock for services				286,696		286,696
Issuance of class A common stock for services (in Shares)		1,562
Issuance of class A common stock in connection with general release agreement				20,000		20,000
Issuance of class A common stock in connection with general release agreement (in Shares)		98
Conversion of convertible series A preferred stock into class A common stock	$ (36)	$ 1		35
Conversion of convertible series A preferred stock into class A common stock (in Shares)	(363,725)	5,916
Convertible series A preferred stock cumulative dividends				(2,250)		(2,250)
Convertible series A preferred stock dividend	$ 2			212,268	(212,270)
Convertible series A preferred stock dividend (in Shares)	21,227
Net Loss					(3,421,792)	(3,421,792)
Balance at Mar. 31, 2024	$ 8	$ 3	$ 389	25,118,772	(24,849,319)	269,853
Balance (in Shares) at Mar. 31, 2024	81,142	29,703	3,891,500
Balance at Dec. 31, 2023	$ 40		$ 389	20,426,569	(21,215,257)	(788,259)
Balance (in Shares) at Dec. 31, 2023	403,640	2,817	3,891,500
Net Loss						(6,808,213)
Balance at Jun. 30, 2024	$ 3	$ 4	$ 389	25,129,606	(28,244,320)	(3,114,318)
Balance (in Shares) at Jun. 30, 2024	27,229	41,763	3,891,500
Balance at Dec. 31, 2023	$ 40		$ 389	20,426,569	(21,215,257)	(788,259)
Balance (in Shares) at Dec. 31, 2023	403,640	2,817	3,891,500
Stock-based compensation				23,647		23,647
Issuance of class A common stock and pre-funded warrants, net of issuance costs		$ 7		5,227,032		5,227,039
Issuance of class A common stock and pre-funded warrants, net of issuance costs (in Shares)		73,144
Exercise of pre-funded warrants		$ 58		(58)
Exercise of pre-funded warrants (in Shares)		583,934
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares				600,000		600,000
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares (in Shares)		486
Issuance of class A common stock and warrants, net of issuance costs		$ 1		5,459,999		5,460,000
Issuance of class A common stock and warrants, net of issuance costs (in Shares)		5,859
Conversion of convertible notes payable		$ 22		1,357,121		1,357,143
Conversion of convertible notes payable (in Shares)		226,249
Exercise of class A common stock warrants		$ 24		3,999,976		4,000,000
Exercise of class A common stock warrants (in Shares)		240,000
Repurchase and cancellation of the class B common stock			$ (87)		(649,913)	(650,000)
Repurchase and cancellation of the class B common stock (in Shares)			(870,750)
Issuance of convertible series A preferred stock	$ 2			199,998		200,000
Issuance of convertible series A preferred stock (in Shares)	20,000
Issuance of class A common stock for services		$ 2		376,694		376,696
Issuance of class A common stock for services (in Shares)		18,705
Issuance of class A common stock in connection with general release agreement				20,000		20,000
Issuance of class A common stock in connection with general release agreement (in Shares)		98
Conversion of convertible series A preferred stock into class A common stock	$ (44)	$ 3		41
Conversion of convertible series A preferred stock into class A common stock (in Shares)	(445,725)	24,767
Convertible series A preferred stock cumulative dividends				(2,250)		(2,250)
Convertible series A preferred stock dividend	$ 2			223,098	(220,850)	2,250
Convertible series A preferred stock dividend (in Shares)	22,085
Net Loss					(14,264,261)	(14,264,261)
Balance at Dec. 31, 2024		$ 117	$ 302	37,911,867	(36,350,281)	1,562,005
Balance (in Shares) at Dec. 31, 2024		1,176,059	3,020,750
Balance at Mar. 31, 2024	$ 8	$ 3	$ 389	25,118,772	(24,849,319)	269,853
Balance (in Shares) at Mar. 31, 2024	81,142	29,703	3,891,500
Exercise of pre-funded warrants
Exercise of pre-funded warrants (in Shares)		4,100
Conversion of convertible series A preferred stock into class A common stock	$ (5)	$ 1		4
Conversion of convertible series A preferred stock into class A common stock (in Shares)	(54,771)	7,960
Convertible series A preferred stock dividend				10,830	(8,580)	2,250
Convertible series A preferred stock dividend (in Shares)	858
Net Loss					(3,386,421)	(3,386,421)
Balance at Jun. 30, 2024	$ 3	$ 4	$ 389	25,129,606	(28,244,320)	(3,114,318)
Balance (in Shares) at Jun. 30, 2024	27,229	41,763	3,891,500
Balance at Dec. 31, 2024		$ 117	$ 302	37,911,867	(36,350,281)	1,562,005
Balance (in Shares) at Dec. 31, 2024		1,176,059	3,020,750
Issuance of class A common stock in connection with initial public offering, net of issuance costs		$ 65		2,285,456		2,285,521
Issuance of class A common stock in connection with initial public offering, net of issuance costs (in Shares)		651,167
Issuance of class A common stock and pre-funded warrants, net of issuance costs		$ 21		1,571,445		1,571,466
Issuance of class A common stock and pre-funded warrants, net of issuance costs (in Shares)		207,896
Exercise of pre-funded warrants		$ 8		(8)
Exercise of pre-funded warrants (in Shares)		84,429
Net Loss					(2,415,036)	(2,415,036)
Balance at Mar. 31, 2025		$ 211	$ 302	41,768,760	(38,765,317)	3,003,956
Balance (in Shares) at Mar. 31, 2025		2,119,551	3,020,750
Balance at Dec. 31, 2024		$ 117	$ 302	37,911,867	(36,350,281)	1,562,005
Balance (in Shares) at Dec. 31, 2024		1,176,059	3,020,750
Net Loss						(5,449,604)
Balance at Jun. 30, 2025		$ 231	$ 302	42,245,614	(41,799,885)	446,262
Balance (in Shares) at Jun. 30, 2025		2,324,285	3,020,750
Balance at Mar. 31, 2025		$ 211	$ 302	41,768,760	(38,765,317)	3,003,956
Balance (in Shares) at Mar. 31, 2025		2,119,551	3,020,750
Issuance of common stock in connection with business acquisition		$ 5		92,495		92,500
Issuance of common stock in connection with business acquisition (in Shares)		54,734
Stock-based compensation				139,274		139,274
Issuance of class A common stock for services		$ 15		245,085		245,100
Issuance of class A common stock for services (in Shares)		150,000
Net Loss					(3,034,568)	(3,034,568)
Balance at Jun. 30, 2025		$ 231	$ 302	$ 42,245,614	$ (41,799,885)	$ 446,262
Balance (in Shares) at Jun. 30, 2025		2,324,285	3,020,750